Revenue from contracts with customers and trade receivables (Details 1) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	[1],[2]	Mar. 31, 2019 INR (₨)		Mar. 31, 2018 INR (₨)
Statement [Line Items]
Revenue	₨ 174,600	$ 2,316		₨ 153,851	[1],[2]	₨ 142,028	[1],[2]
Global Generic
Statement [Line Items]
Revenue	138,123			122,903		114,014
PSAI
Statement [Line Items]
Revenue	25,747			24,140		21,992
Proprietary products
Statement [Line Items]
Revenue	7,949			4,750		4,245
Others
Statement [Line Items]
Revenue	₨ 2,781			₨ 2,058		₨ 1,777

[1]	Effective July 1, 2017, Goods and Services Tax (“GST”) was introduced in India replacing the excise duty and various other taxes. Following the principles of IFRS 15, “Revenue from Contracts with Customers”, revenue from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the years ended March 31, 2020 and 2019 are not comparable with those of the previous year presented.
[2]	Revenues for the year ended March 31, 2020 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,910 (as compared to Rs.5,785 and Rs.5,492 for the years ended March 31, 2019 and 2018, respectively).